Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current	$ (46,521)	$ 89,928	$ 254,068
Deferred	(8,581)	(127)	15,513
Total	$ (55,102)	$ 89,801	$ 269,581